COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other operating incomes (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating income
Total	$ 5,376,874	$ 5,704,765	$ 5,661,877
Loans recovered and allowances reversed [member]
Other operating income
Total	1,713,707	864,110	1,024,586
Insurance commissions [member]
Other operating income
Total	253	77,773	140,324
Rental from safety boxes [member]
Other operating income
Total	384,497	513,659	589,519
Commissions from trust services [member]
Other operating income
Total	44,591	14,548	54,004
Returns of risk funds [member]
Other operating income
Total	1,240,482	1,835,065	354,853
Commissions from financial guarantees [member]
Other operating income
Total			1,290,177
Default interests [member]
Other operating income
Total	171,347	321,396	864,988
Sale of fixed assets [member]
Other operating income
Total	8,955	202,236
Other
Other operating income
Total	$ 1,813,042	$ 1,875,978	$ 1,343,426